Shareholder Report, Holdings (Details)	Jun. 30, 2025
C000006994 [Member] | Air Liquide S A [Member]
Holdings [Line Items]
Percent of Total Investments	2.90%
C000006994 [Member] | Schneider Electric SE [Member]
Holdings [Line Items]
Percent of Total Investments	2.70%
C000006994 [Member] | Rolls Royce Holdings PLC [Member]
Holdings [Line Items]
Percent of Total Investments	2.40%
C000006994 [Member] | Roche Holding AG [Member]
Holdings [Line Items]
Percent of Total Investments	2.30%
C000006994 [Member] | Compass Group PLC [Member]
Holdings [Line Items]
Percent of Total Investments	2.30%
C000006994 [Member] | Compagnie Financiere Richemont S A [Member]
Holdings [Line Items]
Percent of Total Investments	2.20%
C000006994 [Member] | Deutsche Boerse AG [Member]
Holdings [Line Items]
Percent of Total Investments	2.20%
C000006994 [Member] | Taiwan Semiconductor Manufacturing Co Ltd ADR [Member]
Holdings [Line Items]
Percent of Total Investments	2.10%
C000006994 [Member] | Hitachi Ltd [Member]
Holdings [Line Items]
Percent of Total Investments	3.00%
C000006994 [Member] | SAP SE [Member]
Holdings [Line Items]
Percent of Total Investments	2.90%
C000006994 [Member] | Other Countries [Member]
Holdings [Line Items]
Percent of Total Investments	15.20%
C000006994 [Member] | GERMANY
Holdings [Line Items]
Percent of Total Investments	9.60%
C000006994 [Member] | IRELAND
Holdings [Line Items]
Percent of Total Investments	2.80%
C000006994 [Member] | ITALY
Holdings [Line Items]
Percent of Total Investments	2.50%
C000006994 [Member] | JAPAN
Holdings [Line Items]
Percent of Total Investments	19.20%
C000006994 [Member] | SWITZERLAND
Holdings [Line Items]
Percent of Total Investments	12.60%
C000006994 [Member] | UNITED KINGDOM
Holdings [Line Items]
Percent of Total Investments	13.80%
C000006994 [Member] | DENMARK
Holdings [Line Items]
Percent of Total Investments	2.50%
C000006994 [Member] | FRANCE
Holdings [Line Items]
Percent of Total Investments	18.50%
C000006994 [Member] | CANADA
Holdings [Line Items]
Percent of Total Investments	3.30%
C000006994 [Member] | Equity [Member]
Holdings [Line Items]
Percent of Total Investments	98.60%
C000006994 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Total Investments	1.40%
C000238582 [Member] | Air Liquide S A [Member]
Holdings [Line Items]
Percent of Total Investments	2.90%
C000238582 [Member] | Schneider Electric SE [Member]
Holdings [Line Items]
Percent of Total Investments	2.70%
C000238582 [Member] | Rolls Royce Holdings PLC [Member]
Holdings [Line Items]
Percent of Total Investments	2.40%
C000238582 [Member] | Roche Holding AG [Member]
Holdings [Line Items]
Percent of Total Investments	2.30%
C000238582 [Member] | Compass Group PLC [Member]
Holdings [Line Items]
Percent of Total Investments	2.30%
C000238582 [Member] | Compagnie Financiere Richemont S A [Member]
Holdings [Line Items]
Percent of Total Investments	2.20%
C000238582 [Member] | Deutsche Boerse AG [Member]
Holdings [Line Items]
Percent of Total Investments	2.20%
C000238582 [Member] | Taiwan Semiconductor Manufacturing Co Ltd ADR [Member]
Holdings [Line Items]
Percent of Total Investments	2.10%
C000238582 [Member] | Hitachi Ltd [Member]
Holdings [Line Items]
Percent of Total Investments	3.00%
C000238582 [Member] | SAP SE [Member]
Holdings [Line Items]
Percent of Total Investments	2.90%
C000238582 [Member] | Other Countries [Member]
Holdings [Line Items]
Percent of Total Investments	15.20%
C000238582 [Member] | GERMANY
Holdings [Line Items]
Percent of Total Investments	9.60%
C000238582 [Member] | IRELAND
Holdings [Line Items]
Percent of Total Investments	2.80%
C000238582 [Member] | ITALY
Holdings [Line Items]
Percent of Total Investments	2.50%
C000238582 [Member] | JAPAN
Holdings [Line Items]
Percent of Total Investments	19.20%
C000238582 [Member] | SWITZERLAND
Holdings [Line Items]
Percent of Total Investments	12.60%
C000238582 [Member] | UNITED KINGDOM
Holdings [Line Items]
Percent of Total Investments	13.80%
C000238582 [Member] | DENMARK
Holdings [Line Items]
Percent of Total Investments	2.50%
C000238582 [Member] | FRANCE
Holdings [Line Items]
Percent of Total Investments	18.50%
C000238582 [Member] | CANADA
Holdings [Line Items]
Percent of Total Investments	3.30%
C000238582 [Member] | Equity [Member]
Holdings [Line Items]
Percent of Total Investments	98.60%
C000238582 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Total Investments	1.40%
C000238581 [Member] | Air Liquide S A [Member]
Holdings [Line Items]
Percent of Total Investments	2.90%
C000238581 [Member] | Schneider Electric SE [Member]
Holdings [Line Items]
Percent of Total Investments	2.70%
C000238581 [Member] | Rolls Royce Holdings PLC [Member]
Holdings [Line Items]
Percent of Total Investments	2.40%
C000238581 [Member] | Roche Holding AG [Member]
Holdings [Line Items]
Percent of Total Investments	2.30%
C000238581 [Member] | Compass Group PLC [Member]
Holdings [Line Items]
Percent of Total Investments	2.30%
C000238581 [Member] | Compagnie Financiere Richemont S A [Member]
Holdings [Line Items]
Percent of Total Investments	2.20%
C000238581 [Member] | Deutsche Boerse AG [Member]
Holdings [Line Items]
Percent of Total Investments	2.20%
C000238581 [Member] | Taiwan Semiconductor Manufacturing Co Ltd ADR [Member]
Holdings [Line Items]
Percent of Total Investments	2.10%
C000238581 [Member] | Hitachi Ltd [Member]
Holdings [Line Items]
Percent of Total Investments	3.00%
C000238581 [Member] | SAP SE [Member]
Holdings [Line Items]
Percent of Total Investments	2.90%
C000238581 [Member] | Other Countries [Member]
Holdings [Line Items]
Percent of Total Investments	15.20%
C000238581 [Member] | GERMANY
Holdings [Line Items]
Percent of Total Investments	9.60%
C000238581 [Member] | IRELAND
Holdings [Line Items]
Percent of Total Investments	2.80%
C000238581 [Member] | ITALY
Holdings [Line Items]
Percent of Total Investments	2.50%
C000238581 [Member] | JAPAN
Holdings [Line Items]
Percent of Total Investments	19.20%
C000238581 [Member] | SWITZERLAND
Holdings [Line Items]
Percent of Total Investments	12.60%
C000238581 [Member] | UNITED KINGDOM
Holdings [Line Items]
Percent of Total Investments	13.80%
C000238581 [Member] | DENMARK
Holdings [Line Items]
Percent of Total Investments	2.50%
C000238581 [Member] | FRANCE
Holdings [Line Items]
Percent of Total Investments	18.50%
C000238581 [Member] | CANADA
Holdings [Line Items]
Percent of Total Investments	3.30%
C000238581 [Member] | Equity [Member]
Holdings [Line Items]
Percent of Total Investments	98.60%
C000238581 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Total Investments	1.40%